Trade and Other Receivables - Additional information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade And Other Receivables [Line Items]
Set Off of trade receivables	$ 70	$ 41